Consolidated Statements of Stockholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Silver Ridge Power, LLC [Member]	Mount Signal [Member]	MKC [Member]	Other Additional Capital [Member]	2018/2021 Senior Notes [Member]	2020 Senior Notes [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] SunEdison Semiconductor Ltd. [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Mount Signal [Member]	Additional Paid-in Capital [Member] MKC [Member]	Additional Paid-in Capital [Member] Other Additional Capital [Member]	Additional Paid-in Capital [Member] 2018/2021 Senior Notes [Member]	Additional Paid-in Capital [Member] 2020 Senior Notes [Member]	Additional Paid-in Capital [Member] SunEdison Semiconductor Ltd. [Member]	Additional Paid-in Capital [Member] Terraform [Member]	Retained Earnings [Member]	Parent [Member]	Parent [Member] Mount Signal [Member]	Parent [Member] MKC [Member]	Parent [Member] Other Additional Capital [Member]	Parent [Member] 2018/2021 Senior Notes [Member]	Parent [Member] 2020 Senior Notes [Member]	Parent [Member] SunEdison Semiconductor Ltd. [Member]	Parent [Member] Terraform [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Silver Ridge Power, LLC [Member]	Noncontrolling Interest [Member] Mount Signal [Member]	Noncontrolling Interest [Member] MKC [Member]	Noncontrolling Interest [Member] Other Additional Capital [Member]	Noncontrolling Interest [Member] SunEdison Semiconductor Ltd. [Member]	Noncontrolling Interest [Member] Parent [Member]	Noncontrolling Interest [Member] Terraform [Member]	SunEdison Semiconductor Ltd. [Member]	Terraform [Member]	Redeemable noncontrolling interest [Member]	Common Stock [Member]
Balance at Dec. 31, 2011	$ 784.9							$ (3.9)		$ (459.8)	$ 621.7								$ 577.5	$ 737.9								$ 47.0											$ 2.4
Increase (Decrease) in Stockholders' Equity [Roll Forward]
(Accumulated Deficit) Retained Earnings																			(150.6)
Change in AOCI, Stockholders Equity								(35.9)
Shares, Issued at Dec. 31, 2011										10.5																													241.3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total comprehensive income	(182.3)																			(186.5)								4.2										$ (0.3)
Stock plans, net (in shares)										(0.1)																													0.6
Stock plans, net	25.5									$ (0.5)	26.0									25.5
Stock issued during period for contingent considerations	(1.6)										0.0								(1.6)	(1.6)																		1.6
Stock issued during period for contingent considerations, Shares																																							0.0
Net repayments to noncontrolling interest	39.6										0.0									0.0								39.6										10.0
Payments of Ordinary Dividends, Noncontrolling Interest	(50.8)
Shares, Issued at Dec. 31, 2012										10.6																													241.9
Balance at Dec. 31, 2012	666.1							(39.8)		$ (460.3)	647.7								425.3	575.3								90.8											$ 2.4
Redeemable Noncontrolling Interest, Equity, Fair Value at Dec. 31, 2011																																						0.0
Redeemable Noncontrolling Interest, Equity, Fair Value at Dec. 31, 2012																																						11.3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
(Accumulated Deficit) Retained Earnings																			(586.7)
Change in AOCI, Stockholders Equity								(20.2)
Total comprehensive income	(631.5)																			(606.9)								(24.6)
Stock plans, net (in shares)										(0.2)																													1.3
Stock plans, net	30.8									$ (1.2)	32.0									30.8
Net repayments to noncontrolling interest	25.8																		0.2	0.2								25.6										0.0
Stock Issued During Period, Shares, New Issues										10.8																													23.7
Stock Issued During Period, Value, New Issues	239.6							0.0		$ 461.3	(222.0)								0.0	239.6								0.0											$ 0.3
Redeemable NCI Fair Value Adjustment	(6.8)																		(6.8)	(6.8)																		6.8
Acquired noncontrolling interests	17.2																											17.2
Equity Offering and Private Placement Transaction	336.8																																	$ 128.7	$ 208.1
Payments of Ordinary Dividends, Noncontrolling Interest	(39.9)																																		(8.3)
Net Contributions to Subsidiary	3.0																																		3.0
Shares, Issued at Dec. 31, 2013										0.0																													266.9
Balance at Dec. 31, 2013	341.2							(60.0)		$ (0.2)	457.7								(168.0)	232.2								109.0											$ 2.7
Increase (Decrease) in Temporary Equity [Roll Forward]
Comprehensive loss related to redeemable NCI																																						(3.2)
Reclass of redeemable NCI to Liability																																						(14.9)
Redeemable Noncontrolling Interest, Equity, Fair Value at Dec. 31, 2013																																						0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
(Accumulated Deficit) Retained Earnings																			(1,180.4)
Change in AOCI, Stockholders Equity								(87.2)
Total comprehensive income	(1,414.4)																			(1,267.6)								(146.8)
Stock plans, net (in shares)										(0.4)																													5.6
Stock plans, net	59.0									$ (8.5)	58.2									49.7								9.3
Net repayments to noncontrolling interest	213.4																		0.0	0.0								213.4
Noncontrolling Interest, Increase from Subsidiary Equity Issuance									$ 36.4								$ (220.0)	$ 234.5								$ (183.6)	$ 234.5						$ 368.9		$ 357.6	$ 185.3	$ 592.1
Payments of Ordinary Dividends, Noncontrolling Interest	(214.8)
Adjustment to Additional Paid in Capital, Income Tax Effect from Gain on Subsidiary Equity Issuance	(36.5)										(36.5)									(36.5)
Adjustments to Additional Paid in Capital, Conversion of Options, Warrants and Note Hedges						$ 761.7	$ 124.4								$ 761.7	$ 124.4								$ 761.7	$ 124.4
Noncontrolling Interest, Increase from Business Combination		$ 138.5	$ 224.7	$ 0.0	$ (36.3)							$ 146.0	$ 43.4	$ 0.0							$ 146.0	$ 43.4	$ 0.0						$ 138.5	$ 78.7	$ (43.4)	$ (36.3)
Shares, Issued at Dec. 31, 2014										0.4																													272.5
Balance at Dec. 31, 2014	$ 1,484.6							$ (110.8)		$ (8.7)	$ 1,698.1								$ (1,348.4)	$ 232.9								$ 1,251.7											$ 2.7
Increase (Decrease) in Temporary Equity [Roll Forward]
Comprehensive loss related to redeemable NCI																																						0.0
Redeemable Noncontrolling Interest, Equity, Fair Value at Dec. 31, 2014																																						$ 0.0